U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      MassMutual Select Funds
      100 Bright Meadow Boulevard
      Enfield, CT 06082


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      MassMutual RetireSMART 2010 Fund
      MassMutual RetireSMART 2015 Fund
      MassMutual RetireSMART 2020 Fund
      MassMutual RetireSMART 2025 Fund
      MassMutual RetireSMART 2030 Fund
      MassMutual RetireSMART 2035 Fund
      MassMutual RetireSMART 2040 Fund
      MassMutual RetireSMART 2045 Fund
      MassMutual RetireSMART 2050 Fund
      MassMutual RetireSMART 2055 Fund
      MassMutual RetireSMART 2060 Fund
      MassMutual RetireSMART Conservative Fund
      MassMutual RetireSMART Growth Fund
      MassMutual RetireSMART In Retirement Fund
      MassMutual RetireSMART Moderate Fund
      MassMutual RetireSMART Moderate Growth Fund
      MassMutual Select BlackRock Global Allocation Fund
      MassMutual Select Blue Chip Growth Fund
      MassMutual Select Diversified International Fund
      MassMutual Select Diversified Value Fund
      MassMutual Select Focused Value Fund
      MassMutual Select Fundamental Growth Fund
      MassMutual Select Fundamental Value Fund
      MassMutual Select Growth Opportunities Fund
      MassMutual Select Large Cap Value Fund
      MassMutual Select Mid Cap Growth Equity II Fund
      MassMutual Select Mid-Cap Value Fund
      MassMutual Select Overseas Fund
      MassMutual Select Small Cap Growth Equity Fund
      MassMutual Select Small Cap Value Equity Fund
      MassMutual Select Small Company Value Fund
      MassMutual Select Strategic Bond Fund
      MM MSCI EAFE International Index Fund
      MM Russell 2000 Small Cap Index Fund
      MM S&P Mid Cap Index Fund
      MM S&P 500 Index
      MassMutual Select Total Return Bond Fund
      MM Select Equity Asset Fund
      MM Select Bond and Income Asset Fund

 3.  Investment Company Act File Number:  811-8274

     Securities Act File Number:  33-73824

 4(a).  Last day of fiscal year for which this Form is filed: 9/30/2016

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 8,744,730,528

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 7,064,855,944

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 0

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 7,064,855,944

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 1,679,874,584

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ 0

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001159

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 194,697.46

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0.00

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 194,697.46

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       [X]   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   James Daigle
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 12/22/2016
           -----------------

          * Please print the name and title of the signing officer below the signature.